Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Jennison Small Company Fund, Inc.
Entity Central Index Key	0000318531
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
PGIM Jennison Small Company Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class A
Trading Symbol	PGOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class A	$128	1.13%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future. Smaller-company stocks, as represented by the Russell 2500 Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within consumer discretionary (especially specialty retail and textile, apparel & luxury goods) and energy (driven by oil, gas &
consumable fuels) added the most value to the Fund’s performance relative to the Russell 2500 Index during the reporting period.
■
Stock selection within health care (especially health care providers & services and biotechnology) and industrials (led by professional services and construction & engineering) were primary sources of relative weakness in the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	18.76%	11.38%	9.02%
Class A without sales charges	25.67%	12.64%	9.64%
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.38%
Russell 2500 Index	26.17%	10.43%	9.50%
S&P SmallCap 600 Index	25.86%	10.21%	10.05%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,294,613,856
Holdings Count | Holdings	125
Advisory Fees Paid, Amount	$ 19,932,506
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/
2024
?

Fund’s net assets	$ 3,294,613,856
Number of fund holdings	125
Total advisory fees paid for the year	$ 19,932,506
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	6.5%
Affiliated Mutual Fund - Short-Term Investment (1.8% represents investments purchased with collateral from securities on loan)	6.1%
Insurance	5.9%
Biotechnology	5.4%
Machinery	5.4%
Semiconductors & Semiconductor Equipment	5.4%
Software	5.3%
Metals & Mining	4.0%
Financial Services	3.9%
Oil, Gas & Consumable Fuels	3.7%
Professional Services	3.3%
Specialized REITs	3.2%
Hotels, Restaurants & Leisure	3.0%
Textiles, Apparel & Luxury Goods	2.9%
Multi-Utilities	2.6%
Food Products	2.3%
Commercial Services & Supplies	2.1%
Specialty Retail	2.1%
Containers & Packaging	1.9%
Consumer Staples Distribution & Retail	1.9%
Residential REITs	1.8%
Marine Transportation	1.6%
Capital Markets	1.6%
Industry Classification	% of Net Assets
Industrial REITs	1.5%
Chemicals	1.4%
Electronic Equipment, Instruments & Components	1.4%
Household Durables	1.4%
IT Services	1.3%
Pharmaceuticals	1.3%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Health Care Providers & Services	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Energy Equipment & Services	1.0%
Office REITs	1.0%
Construction & Engineering	0.8%
Retail REITs	0.8%
Building Products	0.6%
Hotel & Resort REITs	0.5%
Health Care Technology	0.5%
Ground Transportation	0.5%
Personal Care Products	0.5%
Others*	1.0%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Small Company Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class C
Trading Symbol	PSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class C	$225	2.00%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future. Smaller-company stocks, as represented by the Russell 2500 Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within consumer discretionary (especially specialty retail and textile, apparel & luxury goods) and energy (driven by oil, gas &
consumable fuels) added the most value to the Fund’s performance relative to the Russell 2500 Index during the reporting period.
■
Stock selection within health care (especially health care providers & services and biotechnology) and industrials (led by professional services and construction & engineering) were primary sources of relative weakness in the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	23.57%	11.76%	8.83%
Class C without sales charges	24.57%	11.76%	8.83%
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.38%
Russell 2500 Index	26.17%	10.43%	9.50%
S&P SmallCap 600 Index	25.86%	10.21%	10.05%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,294,613,856
Holdings Count | Holdings	125
Advisory Fees Paid, Amount	$ 19,932,506
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 3,294,613,856
Number of fund holdings	125
Total advisory fees paid for the year	$ 19,932,506
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	6.5%
Affiliated Mutual Fund - Short-Term Investment (1.8% represents investments purchased with collateral from securities on loan)	6.1%
Insurance	5.9%
Biotechnology	5.4%
Machinery	5.4%
Semiconductors & Semiconductor Equipment	5.4%
Software	5.3%
Metals & Mining	4.0%
Financial Services	3.9%
Oil, Gas & Consumable Fuels	3.7%
Professional Services	3.3%
Specialized REITs	3.2%
Hotels, Restaurants & Leisure	3.0%
Textiles, Apparel & Luxury Goods	2.9%
Multi-Utilities	2.6%
Food Products	2.3%
Commercial Services & Supplies	2.1%
Specialty Retail	2.1%
Containers & Packaging	1.9%
Consumer Staples Distribution & Retail	1.9%
Residential REITs	1.8%
Marine Transportation	1.6%
Capital Markets	1.6%
Industry Classification	% of Net Assets
Industrial REITs	1.5%
Chemicals	1.4%
Electronic Equipment, Instruments & Components	1.4%
Household Durables	1.4%
IT Services	1.3%
Pharmaceuticals	1.3%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Health Care Providers & Services	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Energy Equipment & Services	1.0%
Office REITs	1.0%
Construction & Engineering	0.8%
Retail REITs	0.8%
Building Products	0.6%
Hotel & Resort REITs	0.5%
Health Care Technology	0.5%
Ground Transportation	0.5%
Personal Care Products	0.5%
Others*	1.0%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Small Company Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class R
Trading Symbol	JSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R	$148	1.31%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future. Smaller-company stocks, as represented by the Russell 2500 Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within consumer discretionary (especially specialty retail and textile, apparel & luxury goods) and energy (driven by oil, gas &
consumable fuels) added the most value to the Fund’s performance relative to the Russell 2500 Index during the reporting period.
■
Stock selection within health care (especially health care providers & services and biotechnology) and industrials (led by professional services and construction & engineering) were primary sources of relative weakness in the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	25.42%	12.43%	9.42%
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.38%
Russell 2500 Index	26.17%	10.43%	9.50%
S&P SmallCap 600 Index	25.86%	10.21%	10.05%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,294,613,856
Holdings Count | Holdings	125
Advisory Fees Paid, Amount	$ 19,932,506
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 3,294,613,856
Number of fund holdings	125
Total advisory fees paid for the year	$ 19,932,506
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	6.5%
Affiliated Mutual Fund - Short-Term Investment (1.8% represents investments purchased with collateral from securities on loan)	6.1%
Insurance	5.9%
Biotechnology	5.4%
Machinery	5.4%
Semiconductors & Semiconductor Equipment	5.4%
Software	5.3%
Metals & Mining	4.0%
Financial Services	3.9%
Oil, Gas & Consumable Fuels	3.7%
Professional Services	3.3%
Specialized REITs	3.2%
Hotels, Restaurants & Leisure	3.0%
Textiles, Apparel & Luxury Goods	2.9%
Multi-Utilities	2.6%
Food Products	2.3%
Commercial Services & Supplies	2.1%
Specialty Retail	2.1%
Containers & Packaging	1.9%
Consumer Staples Distribution & Retail	1.9%
Residential REITs	1.8%
Marine Transportation	1.6%
Capital Markets	1.6%
Industry Classification	% of Net Assets
Industrial REITs	1.5%
Chemicals	1.4%
Electronic Equipment, Instruments & Components	1.4%
Household Durables	1.4%
IT Services	1.3%
Pharmaceuticals	1.3%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Health Care Providers & Services	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Energy Equipment & Services	1.0%
Office REITs	1.0%
Construction & Engineering	0.8%
Retail REITs	0.8%
Building Products	0.6%
Hotel & Resort REITs	0.5%
Health Care Technology	0.5%
Ground Transportation	0.5%
Personal Care Products	0.5%
Others*	1.0%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
October 1, 2023
:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at
(800) 225-1852
.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Small Company Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class Z
Trading Symbol	PSCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class Z	$92	0.81%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future. Smaller-company stocks, as represented by the Russell 2500 Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within consumer discretionary (especially specialty retail and textile, apparel & luxury goods) and energy (driven by oil, gas &
consumable fuels) added the most value to the Fund’s performance relative to the Russell 2500 Index during the reporting period.
■
Stock selection within health care (especially health care providers & services and biotechnology) and industrials (led by professional services and construction & engineering) were primary sources of relative weakness in the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	26.07%	13.03%	9.97%
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.38%
Russell 2500 Index	26.17%	10.43%	9.50%
S&P SmallCap 600 Index	25.86%	10.21%	10.05%
*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,294,613,856
Holdings Count | Holdings	125
Advisory Fees Paid, Amount	$ 19,932,506
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 3,294,613,856
Number of fund holdings	125
Total advisory fees paid for the year	$ 19,932,506
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	6.5%
Affiliated Mutual Fund - Short-Term Investment (1.8% represents investments purchased with collateral from securities on loan)	6.1%
Insurance	5.9%
Biotechnology	5.4%
Machinery	5.4%
Semiconductors & Semiconductor Equipment	5.4%
Software	5.3%
Metals & Mining	4.0%
Financial Services	3.9%
Oil, Gas & Consumable Fuels	3.7%
Professional Services	3.3%
Specialized REITs	3.2%
Hotels, Restaurants & Leisure	3.0%
Textiles, Apparel & Luxury Goods	2.9%
Multi-Utilities	2.6%
Food Products	2.3%
Commercial Services & Supplies	2.1%
Specialty Retail	2.1%
Containers & Packaging	1.9%
Consumer Staples Distribution & Retail	1.9%
Residential REITs	1.8%
Marine Transportation	1.6%
Capital Markets	1.6%
Industry Classification	% of Net Assets
Industrial REITs	1.5%
Chemicals	1.4%
Electronic Equipment, Instruments & Components	1.4%
Household Durables	1.4%
IT Services	1.3%
Pharmaceuticals	1.3%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Health Care Providers & Services	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Energy Equipment & Services	1.0%
Office REITs	1.0%
Construction & Engineering	0.8%
Retail REITs	0.8%
Building Products	0.6%
Hotel & Resort REITs	0.5%
Health Care Technology	0.5%
Ground Transportation	0.5%
Personal Care Products	0.5%
Others*	1.0%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
October 1, 2023
:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at
(800) 225-1852
.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Small Company Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class R2
Trading Symbol	PSCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R2	$133	1.18%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future. Smaller-company stocks, as represented by the Russell 2500 Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within consumer discretionary (especially specialty retail and textile, apparel & luxury goods) and energy (driven by oil, gas &
consumable fuels) added the most value to the Fund’s performance relative to the Russell 2500 Index during the reporting period.
■
Stock selection within health care (especially health care providers & services and biotechnology) and industrials (led by professional services and construction & engineering) were primary sources of relative weakness in the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	25.58%	12.61%	9.50% (11/28/2017)
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.98%
Russell 2500 Index	26.17%	10.43%	8.49%
S&P SmallCap 600 Index	25.86%	10.21%	7.88%

*The Fund has added this broad-based index in response to new regulatory requirements.

Performance Inception Date	Nov. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,294,613,856
Holdings Count | Holdings	125
Advisory Fees Paid, Amount	$ 19,932,506
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 3,294,613,856
Number of fund holdings	125
Total advisory fees paid for the year	$ 19,932,506
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	6.5%
Affiliated Mutual Fund - Short-Term Investment (1.8% represents investments purchased with collateral from securities on loan)	6.1%
Insurance	5.9%
Biotechnology	5.4%
Machinery	5.4%
Semiconductors & Semiconductor Equipment	5.4%
Software	5.3%
Metals & Mining	4.0%
Financial Services	3.9%
Oil, Gas & Consumable Fuels	3.7%
Professional Services	3.3%
Specialized REITs	3.2%
Hotels, Restaurants & Leisure	3.0%
Textiles, Apparel & Luxury Goods	2.9%
Multi-Utilities	2.6%
Food Products	2.3%
Commercial Services & Supplies	2.1%
Specialty Retail	2.1%
Containers & Packaging	1.9%
Consumer Staples Distribution & Retail	1.9%
Residential REITs	1.8%
Marine Transportation	1.6%
Capital Markets	1.6%
Industry Classification	% of Net Assets
Industrial REITs	1.5%
Chemicals	1.4%
Electronic Equipment, Instruments & Components	1.4%
Household Durables	1.4%
IT Services	1.3%
Pharmaceuticals	1.3%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Health Care Providers & Services	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Energy Equipment & Services	1.0%
Office REITs	1.0%
Construction & Engineering	0.8%
Retail REITs	0.8%
Building Products	0.6%
Hotel & Resort REITs	0.5%
Health Care Technology	0.5%
Ground Transportation	0.5%
Personal Care Products	0.5%
Others*	1.0%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
October 1, 2023
:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at
(800) 225-1852
.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Small Company Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class R4
Trading Symbol	PSCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R4	$105	0.93%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future. Smaller-company stocks, as represented by the Russell 2500 Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within consumer discretionary (especially specialty retail and textile, apparel & luxury goods) and energy (driven by oil, gas &
consumable fuels) added the most value to the Fund’s performance relative to the Russell 2500 Index during the reporting period.
■
Stock selection within health care (especially health care providers & services and biotechnology) and industrials (led by professional services and construction & engineering) were primary sources of relative weakness in the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	25.88%	12.88%	9.78% (11/28/2017)
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.98%
Russell 2500 Index	26.17%	10.43%	8.49%
S&P SmallCap 600 Index	25.86%	10.21%	7.88%

*The Fund has added this broad-based index in response to new regulatory requirements.

Performance Inception Date	Nov. 28, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,294,613,856
Holdings Count | Holdings	125
Advisory Fees Paid, Amount	$ 19,932,506
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 3,294,613,856
Number of fund holdings	125
Total advisory fees paid for the year	$ 19,932,506
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	6.5%
Affiliated Mutual Fund - Short-Term Investment (1.8% represents investments purchased with collateral from securities on loan)	6.1%
Insurance	5.9%
Biotechnology	5.4%
Machinery	5.4%
Semiconductors & Semiconductor Equipment	5.4%
Software	5.3%
Metals & Mining	4.0%
Financial Services	3.9%
Oil, Gas & Consumable Fuels	3.7%
Professional Services	3.3%
Specialized REITs	3.2%
Hotels, Restaurants & Leisure	3.0%
Textiles, Apparel & Luxury Goods	2.9%
Multi-Utilities	2.6%
Food Products	2.3%
Commercial Services & Supplies	2.1%
Specialty Retail	2.1%
Containers & Packaging	1.9%
Consumer Staples Distribution & Retail	1.9%
Residential REITs	1.8%
Marine Transportation	1.6%
Capital Markets	1.6%
Industry Classification	% of Net Assets
Industrial REITs	1.5%
Chemicals	1.4%
Electronic Equipment, Instruments & Components	1.4%
Household Durables	1.4%
IT Services	1.3%
Pharmaceuticals	1.3%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Health Care Providers & Services	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Energy Equipment & Services	1.0%
Office REITs	1.0%
Construction & Engineering	0.8%
Retail REITs	0.8%
Building Products	0.6%
Hotel & Resort REITs	0.5%
Health Care Technology	0.5%
Ground Transportation	0.5%
Personal Care Products	0.5%
Others*	1.0%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Small Company Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small Company Fund
Class Name	Class R6
Trading Symbol	PJSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Small Company Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small Company Fund—Class R6	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 50 basis points at its September meeting. (One basis point equals 0.01%.) Markets reacted positively to the move as well as the tone of the accompanying statement by the Fed, which expressed confidence that favorable economic trends would likely permit further policy easing in the future. Smaller-company stocks, as represented by the Russell 2500 Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Security selection within consumer discretionary (especially specialty retail and textile, apparel & luxury goods) and energy (driven by oil, gas &
consumable fuels) added the most value to the Fund’s performance relative to the Russell 2500 Index during the reporting period.
■
Stock selection within health care (especially health care providers & services and biotechnology) and industrials (led by professional services and construction & engineering) were primary sources of relative weakness in the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 9/30/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	26.26%	13.16%	10.13%
Broad-Based Securities Market Index: S&P 500 Index*	36.35%	15.98%	13.38%
Russell 2500 Index	26.17%	10.43%	9.50%
S&P SmallCap 600 Index	25.86%	10.21%	10.05%
*The Fund has added this broad-based index in response to new regulatory
requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 3,294,613,856
Holdings Count | Holdings	125
Advisory Fees Paid, Amount	$ 19,932,506
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2024?

Fund’s net assets	$ 3,294,613,856
Number of fund holdings	125
Total advisory fees paid for the year	$ 19,932,506
Portfolio turnover rate for the year	66%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 9/30/2024?

Industry Classification	% of Net Assets
Banks	6.5%
Affiliated Mutual Fund - Short-Term Investment (1.8% represents investments purchased with collateral from securities on loan)	6.1%
Insurance	5.9%
Biotechnology	5.4%
Machinery	5.4%
Semiconductors & Semiconductor Equipment	5.4%
Software	5.3%
Metals & Mining	4.0%
Financial Services	3.9%
Oil, Gas & Consumable Fuels	3.7%
Professional Services	3.3%
Specialized REITs	3.2%
Hotels, Restaurants & Leisure	3.0%
Textiles, Apparel & Luxury Goods	2.9%
Multi-Utilities	2.6%
Food Products	2.3%
Commercial Services & Supplies	2.1%
Specialty Retail	2.1%
Containers & Packaging	1.9%
Consumer Staples Distribution & Retail	1.9%
Residential REITs	1.8%
Marine Transportation	1.6%
Capital Markets	1.6%
Industry Classification	% of Net Assets
Industrial REITs	1.5%
Chemicals	1.4%
Electronic Equipment, Instruments & Components	1.4%
Household Durables	1.4%
IT Services	1.3%
Pharmaceuticals	1.3%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Health Care Providers & Services	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Energy Equipment & Services	1.0%
Office REITs	1.0%
Construction & Engineering	0.8%
Retail REITs	0.8%
Building Products	0.6%
Hotel & Resort REITs	0.5%
Health Care Technology	0.5%
Ground Transportation	0.5%
Personal Care Products	0.5%
Others*	1.0%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since October 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets